Subsequent Event - Additional Information (Detail) - $ / shares			12 Months Ended
	Apr. 01, 2021	Feb. 09, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Cash dividend, common stock and Class B common stock previous rate			$ 1.775
Subsequent Event
Subsequent Event [Line Items]
Cash dividend, common stock and Class B common stock current rate rate		$ 1.95
Cash dividends payable date	2021-04